Fair Value Measurement (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Investments in financial instruments	$ 191,577,000	$ 2,827,000
Changes in fair value of short-term investments	3,100,000	2,500,000	1,500,000
Changes in fair value of investments in debt securities	$ 18,000	$ 0	$ 0